Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets
(6)	Other Intangible Assets

A summary of other intangible assets at and for the years ended December 31, 2011 and 2010 is as follows:

	For the Years Ended December 31,
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount

Amortizable intangible assets:
Core deposit intangible	$4,795,224	$(4,252,478)	$542,746	$7,060,224	$(6,082,715)	$977,509
Mortgage servicing rights	3,170,639	(862,262)	2,308,377	3,067,368	(711,378)	2,355,990

Total intangible assets	$7,965,863	$(5,114,740)	$2,851,123	$10,127,592	$(6,794,093)	$3,333,499

Changes in the net carrying amount of other intangible assets for the years ended December 31, 2011 and 2010 are shown in the following table:

	Core Deposit Intangible Asset	Mortgage Servicing Rights

Balance at December 31, 2009	$1,503,986	$2,020,964
Additions	—	1,168,701
Amortization	(526,477)	(833,675)

Balance at December 31, 2010	977,509	2,355,990
Additions	—	760,322
Amortization	(434,763)	(807,935)

Balance at December 31, 2011	$542,746	$2,308,377

Mortgage servicing rights (MSRs) are amortized over the shorter of 7 years or the life of the loan. They are periodically reviewed for impairment and if impairment is indicated, recorded at fair value. At December 31, 2011 and 2010, no temporary impairment was recognized. The fair value of MSRs is based on the present value of expected cash flows, as further discussed in Fair Value of Financial Instruments. Mortgage loans serviced for others totaled approximately $307,016,000 and $298,325,000 at December 31, 2011 and 2010, respectively. Included in other noninterest income were real estate servicing fees for the years ended December 31, 2011, 2010 and 2009 of $863,000, $927,000, and $888,000, respectively.

The Company’s amortization expense on intangible assets in any given period may be different from the estimated amounts depending upon the acquisition of intangible assets, changes in mortgage interest rates, prepayment rates and other market conditions. The following table shows the estimated future amortization expense based on existing asset balances and the interest rate environment as of December 31, 2011 for the next five years:

	Core Deposit Intangible Asset	Mortgage Servicing Rights
2012	$408,062	$487,000
2013	134,684	412,000
2014	—	349,000
2015	—	295,000
2016	—	249,000

The aggregate amortization expense of intangible assets subject to amortization for the past three years is as follows:

	For the Years Ended December 31,
Aggregate amortization expense	2011	2010	2009
Core deposit intangible asset	$434,763	$526,477	$626,111
Mortgage servicing rights	807,935	833,675	916,093